long-term debt - TELUS Corporation notes (Details) $ in Millions, $ in Millions	3 Months Ended	6 Months Ended
	Sep. 30, 2019 CAD ($)	Jun. 30, 2019 USD ($) $ / NotesSeries $ / NotesSeries	Aug. 07, 2019 CAD ($)	Jul. 23, 2019 CAD ($)	Jun. 30, 2019 CAD ($) $ / NotesSeries $ / NotesSeries	Dec. 31, 2018 CAD ($)	Jun. 30, 2018 CAD ($)	Feb. 28, 2018 CAD ($) $ / NotesSeries	Mar. 31, 2017 CAD ($) $ / NotesSeries	Dec. 31, 2015 CAD ($) $ / NotesSeries	Apr. 30, 2014 CAD ($) $ / NotesSeries
TELUS Corporation notes
Long-term debt					$ 16,579	$ 14,101	$ 14,145
TELUS Corporation notes
TELUS Corporation notes
Repurchase offer price, expressed as percentage of principal		101.00%
5.05% Notes, Series CH
TELUS Corporation notes
Debt redeemed			$ 350	$ 650
Fixed interest rate		5.05%			5.05%
Issued		July 2010
Maturity		July 2020
Issue price per $1000 increment of debt | $ / NotesSeries		997.44			997.44
Effective interest rate		5.08%			5.08%
Principal face amount: Originally issued					$ 1,000
Long-term debt					$ 1,000
Redemption present value spread - Basis points		0.47%			0.47%
Redemption present value spread - Cessation date		N/A
Redemption price percentage		100.00%
5.05% Notes, Series CH | Minimum
TELUS Corporation notes
Redemption period		30 days
5.05% Notes, Series CH | Maximum
TELUS Corporation notes
Redemption period		60 days
3.35% Notes, Series CJ
TELUS Corporation notes
Fixed interest rate		3.35%			3.35%
Issued		December 2012
Maturity		March 2023
Issue price per $1000 increment of debt | $ / NotesSeries		998.83			998.83
Effective interest rate		3.36%			3.36%
Principal face amount: Originally issued					$ 500
Long-term debt					$ 500
Redemption present value spread - Basis points		0.40%			0.40%
Redemption present value spread - Cessation date		Dec. 15, 2022
3.35% Notes, Series CK
TELUS Corporation notes
Fixed interest rate		3.35%			3.35%
Issued		April 2013
Maturity		April 2024
Issue price per $1000 increment of debt | $ / NotesSeries		994.35			994.35
Effective interest rate		3.41%			3.41%
Principal face amount: Originally issued					$ 1,100
Long-term debt					$ 1,100
Redemption present value spread - Basis points		0.36%			0.36%
Redemption present value spread - Cessation date		Jan. 2, 2024
4.40% Notes, Series CL
TELUS Corporation notes
Fixed interest rate		4.40%			4.40%
Issued		April 2013
Maturity		April 2043
Issue price per $1000 increment of debt | $ / NotesSeries		997.68			997.68
Effective interest rate		4.41%			4.41%
Principal face amount: Originally issued					$ 600
Long-term debt					$ 600
Redemption present value spread - Basis points		0.47%			0.47%
Redemption present value spread - Cessation date		Oct. 1, 2042
3.60% Notes, Series CM
TELUS Corporation notes
Fixed interest rate		3.60%			3.60%
Issued		November 2013
Maturity		January 2021
Issue price per $1000 increment of debt | $ / NotesSeries		997.15			997.15
Effective interest rate		3.65%			3.65%
Principal face amount: Originally issued					$ 400
Long-term debt					$ 400
Redemption present value spread - Basis points		0.35%			0.35%
Redemption present value spread - Cessation date		N/A
5.15% Notes, Series CN
TELUS Corporation notes
Fixed interest rate		5.15%			5.15%
Issued		November 2013
Maturity		November 2043
Issue price per $1000 increment of debt | $ / NotesSeries		995.00			995.00
Effective interest rate		5.18%			5.18%
Principal face amount: Originally issued					$ 400
Long-term debt					$ 400
Redemption present value spread - Basis points		0.50%			0.50%
Redemption present value spread - Cessation date		May 26, 2043
3.20% Notes, Series CO
TELUS Corporation notes
Fixed interest rate		3.20%			3.20%
Issued		April 2014
Maturity		April 2021
Issue price per $1000 increment of debt | $ / NotesSeries		997.39			997.39
Effective interest rate		3.24%			3.24%
Principal face amount: Originally issued					$ 500
Long-term debt					$ 500
Redemption present value spread - Basis points		0.30%			0.30%
Redemption present value spread - Cessation date		Mar. 5, 2021
4.85% Notes, Series CP
TELUS Corporation notes
Fixed interest rate		4.85%			4.85%						4.85%
Issued		Multiple 6
Maturity		April 2044
Issue price per $1000 increment of debt | $ / NotesSeries		987.91			987.91					974.38	998.74
Effective interest rate		4.93%			4.93%					5.02%	4.86%
Principal face amount: Originally issued					$ 500					$ 400	$ 500
Long-term debt					$ 900
Redemption present value spread - Basis points		0.46%			0.46%
Redemption present value spread - Cessation date		Oct. 5, 2043
3.75% Notes, Series CQ
TELUS Corporation notes
Fixed interest rate		3.75%			3.75%
Issued		September 2014
Maturity		January 2025
Issue price per $1000 increment of debt | $ / NotesSeries		997.75			997.75
Effective interest rate		3.78%			3.78%
Principal face amount: Originally issued					$ 800
Long-term debt					$ 800
Redemption present value spread - Basis points		0.385%			0.385%
Redemption present value spread - Cessation date		Oct. 17, 2024
4.75% Notes, Series CR
TELUS Corporation notes
Fixed interest rate		4.75%			4.75%
Issued		September 2014
Maturity		January 2045
Issue price per $1000 increment of debt | $ / NotesSeries		992.91			992.91
Effective interest rate		4.80%			4.80%
Principal face amount: Originally issued					$ 400
Long-term debt					$ 400
Redemption present value spread - Basis points		0.515%			0.515%
Redemption present value spread - Cessation date		July 17, 2044
2.35% Notes, Series CT
TELUS Corporation notes
Fixed interest rate		2.35%			2.35%
Issued		March 2015
Maturity		March 2022
Issue price per $1000 increment of debt | $ / NotesSeries		997.31			997.31
Effective interest rate		2.39%			2.39%
Principal face amount: Originally issued					$ 1,000
Long-term debt					$ 1,000
Redemption present value spread - Basis points		0.355%			0.355%
Redemption present value spread - Cessation date		Feb. 28, 2022
4.40% Notes, Series CU
TELUS Corporation notes
Fixed interest rate		4.40%			4.40%
Issued		March 2015
Maturity		January 2046
Issue price per $1000 increment of debt | $ / NotesSeries		999.72			999.72
Effective interest rate		4.40%			4.40%
Principal face amount: Originally issued					$ 500
Long-term debt					$ 500
Redemption present value spread - Basis points		0.605%			0.605%
Redemption present value spread - Cessation date		July 29, 2045
3.75% Notes, Series CV
TELUS Corporation notes
Fixed interest rate		3.75%			3.75%
Issued		December 2015
Maturity		March 2026
Issue price per $1000 increment of debt | $ / NotesSeries		992.14			992.14
Effective interest rate		3.84%			3.84%
Principal face amount: Originally issued					$ 600
Long-term debt					$ 600
Redemption present value spread - Basis points		0.535%			0.535%
Redemption present value spread - Cessation date		Dec. 10, 2025
2.80% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate		2.80%			2.80%
Issued		September 2016
Maturity		February 2027
Issue price per $1000 increment of debt | $ / NotesSeries		991.89			991.89
Effective interest rate		2.89%			2.89%
Principal face amount: Originally issued		$ 600
Long-term debt		$ 600
Redemption present value spread - Basis points		0.20%			0.20%
Redemption present value spread - Cessation date		Nov. 16, 2026
2.80% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate		2.95%			2.95%
Long-term debt					$ 792
Fixed exchange rate		1.3205			1.3205
3.70% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate		3.70%			3.70%
Issued		March 2017
Maturity		September 2027
Issue price per $1000 increment of debt | $ / NotesSeries		998.95			998.95
Effective interest rate		3.71%			3.71%
Principal face amount: Originally issued		$ 500
Long-term debt		$ 500
Redemption present value spread - Basis points		0.20%			0.20%
Redemption present value spread - Cessation date		June 15, 2027
3.70% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate		3.41%			3.41%
Long-term debt					$ 667
Fixed exchange rate		1.3348			1.3348
4.70% Notes, Series CW
TELUS Corporation notes
Fixed interest rate		4.70%			4.70%				4.70%
Issued		Multiple 10
Maturity		March 2048
Issue price per $1000 increment of debt | $ / NotesSeries		998.06			998.06			1,014.11	990.65
Effective interest rate		4.71%			4.71%			4.61%	4.76%
Principal face amount: Originally issued					$ 325			$ 150	$ 325
Long-term debt					$ 475
Redemption present value spread - Basis points		0.585%			0.585%
Redemption present value spread - Cessation date		Sept. 6, 2047
3.625% Notes, Series CX
TELUS Corporation notes
Fixed interest rate		3.625%			3.625%
Issued		February 2018
Maturity		March 2028
Issue price per $1000 increment of debt | $ / NotesSeries		989.49			989.49
Effective interest rate		3.75%			3.75%
Principal face amount: Originally issued					$ 600
Long-term debt					$ 600
Redemption present value spread - Basis points		0.37%			0.37%
Redemption present value spread - Cessation date		Dec. 1, 2027
4.60% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate		4.60%			4.60%
Issued		June 2018
Maturity		November 2048
Issue price per $1000 increment of debt | $ / NotesSeries		987.60			987.60
Effective interest rate		4.68%			4.68%
Principal face amount: Originally issued					$ 750
Long-term debt					$ 750
Redemption present value spread - Basis points		0.25%			0.25%
Redemption present value spread - Cessation date		May 16, 2048
4.60% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate		4.41%			4.41%
Long-term debt					$ 974
Fixed exchange rate		1.2985			1.2985
3.30% Notes, Series CY
TELUS Corporation notes
Fixed interest rate		3.30%			3.30%
Issued		April 2019
Maturity		May 2029
Issue price per $1000 increment of debt | $ / NotesSeries		991.75			991.75
Effective interest rate		3.40%			3.40%
Principal face amount: Originally issued					$ 1
Long-term debt					$ 1
Redemption present value spread - Basis points		0.435%			0.435%
Redemption present value spread - Cessation date		Feb. 2, 2029
4.30% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate		4.30%			4.30%
Issued		May 2019
Maturity		June 2049
Issue price per $1000 increment of debt | $ / NotesSeries		990.48			990.48
Effective interest rate		4.36%			4.36%
Principal face amount: Originally issued					$ 500
Long-term debt					$ 500
Redemption present value spread - Basis points		0.25%			0.25%
Redemption present value spread - Cessation date		Dec. 15, 2048
4.30% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate		4.27%			4.27%
Long-term debt					$ 672
Fixed exchange rate		1.3435			1.3435
2.75% Notes, Series CZ
TELUS Corporation notes
Fixed interest rate		2.75%			2.75%
Issued		July 2019 13
Maturity		July 2026
Issue price per $1000 increment of debt | $ / NotesSeries		998.73			998.73
Effective interest rate		2.77%			2.77%
Principal face amount: Originally issued					$ 800
Redemption present value spread - Basis points		0.33%			0.33%
Redemption present value spread - Cessation date		May 8, 2026
Forecast | 5.05% Notes, Series CH
TELUS Corporation notes
Long-term debt prepayment premium	$ 30
Prior to maturity date | Foreign exchange derivative
TELUS Corporation notes
Redemption price percentage		100.00%
Prior to maturity date | Foreign exchange derivative | Minimum
TELUS Corporation notes
Redemption period		30 days
Prior to maturity date | Foreign exchange derivative | Maximum
TELUS Corporation notes
Redemption period		60 days
Prior to maturity date | TELUS Corporation notes
TELUS Corporation notes
Redemption price percentage		100.00%
Prior to maturity date | TELUS Corporation notes | Minimum
TELUS Corporation notes
Redemption period		30 days
Prior to maturity date | TELUS Corporation notes | Maximum
TELUS Corporation notes
Redemption period		60 days
On or after the redemption cessation date | Foreign exchange derivative
TELUS Corporation notes
Redemption price percentage		100.00%
On or after the redemption cessation date | Foreign exchange derivative | Minimum
TELUS Corporation notes
Redemption period		30 days
On or after the redemption cessation date | Foreign exchange derivative | Maximum
TELUS Corporation notes
Redemption period		60 days
On or after the redemption cessation date | TELUS Corporation notes
TELUS Corporation notes
Redemption price percentage		100.00%
On or after the redemption cessation date | TELUS Corporation notes | Minimum
TELUS Corporation notes
Redemption period		30 days
On or after the redemption cessation date | TELUS Corporation notes | Maximum
TELUS Corporation notes
Redemption period		60 days